CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2020		90,081,336
Balance, amount at Dec. 31, 2020	$ (628,940)	$ 90,081	$ 77,112,060	$ (77,831,081)
Stock issued for cash, shares		42,719,600
Stock issued for cash, amount	2,776,230	$ 42,720	2,733,510
Stock issued for conversion of fees for services payable, shares		16,376,047
Stock issued for conversion of fees for services payable, amount	818,803	$ 16,376	802,427
Stock compensation expense, shares		3,151,416
Stock compensation expense, amount	151,357	$ 3,151	148,206
Stock issued as origination fee in convertible debt agreement, shares		3,980,000
Stock issued as origination fee in convertible debt agreement, amount	1,513,366	$ 3,980	1,509,386
Stock issued for asset acquisition of Advantech, shares		5,000,000
Stock issued for asset acquisition of Advantech, amount	500,000	$ 5,000	495,000
Stock issued for asset acquisition of Business Computer Solutions, shares		250,000
Stock issued for asset acquisition of Business Computer Solutions, amount	25,000	$ 250	24,750
Stock issued for asset acquisition of Spectrum Technology Solutions, shares		4,046,617
Stock issued for asset acquisition of Spectrum Technology Solutions, amount	500,000	$ 4,047	495,953
Stock issued for conversion of convertible debt, shares		1,888,463
Stock issued for conversion of convertible debt, amount	313,657	$ 1,888	311,769
Net loss	(4,964,182)	$ 0	0	(4,964,182)
Balance, shares at Dec. 31, 2021		167,493,479
Balance, amount at Dec. 31, 2021	1,005,291	$ 167,493	83,633,061	(82,795,263)
Stock issued for cash, shares		4,722,844
Stock issued for cash, amount	350,000	$ 4,723	345,277	0
Net loss	(1,542,235)	0	0	(1,542,235)
Finance fee on convertible debt	300,000		300,000
Stock compensation expense	255,697	$ 0	255,697	0
Balance, shares at Mar. 31, 2022		172,216,323
Balance, amount at Mar. 31, 2022	368,753	$ 172,216	84,534,035	(84,337,498)
Balance, shares at Dec. 31, 2021		167,493,479
Balance, amount at Dec. 31, 2021	1,005,291	$ 167,493	83,633,061	(82,795,263)
Net loss	(3,029,362)
Balance, shares at Jun. 30, 2022		172,473,691
Balance, amount at Jun. 30, 2022	(782,427)	$ 172,473	84,869,725	(85,824,625)
Balance, shares at Dec. 31, 2021		167,493,479
Balance, amount at Dec. 31, 2021	1,005,291	$ 167,493	83,633,061	(82,795,263)
Stock issued for cash, shares		5,722,844
Stock issued for cash, amount	450,000	$ 5,723	444,277
Stock compensation expense, shares		8,426,837
Stock compensation expense, amount	1,817,123	$ 8,428	1,808,695
Stock issued for conversion of convertible debt, shares		227,368
Stock issued for conversion of convertible debt, amount	22,387	$ 227	22,160
Net loss	(6,079,824)	$ 0	0	(6,079,824)
Stock repurchased and cancelled, shares		(1,250,000)
Stock repurchased and cancelled, amount	(100,000)	$ (1,250)	(98,750)
Stock issued as origination fee in convertible debt agreement	426,419		426,419
Stock issued for exercise of Common Stock Options, shares		700,000
Stock issued for exercise of Common Stock Options, amount	2,100	$ 700	1,400
Repurchase of common stock warrants	(45,000)		(45,000)
Balance, shares at Dec. 31, 2022		181,320,528
Balance, amount at Dec. 31, 2022	(2,501,504)	$ 181,321	86,192,262	(88,875,087)
Balance, shares at Mar. 31, 2022		172,216,323
Balance, amount at Mar. 31, 2022	368,753	$ 172,216	84,534,035	(84,337,498)
Stock compensation expense, shares		30,000
Stock compensation expense, amount	272,560	$ 30	272,530
Net loss	(1,487,127)			(1,487,127)
Finance fee on convertible debt	86,000		86,000
Stock issued for conversion of debt, shares		227,368
Stock issued for conversion of debt, amount	22,387	$ 227	22,160
Repurchase of common stock warrants	45,000		45,000
Balance, shares at Jun. 30, 2022		172,473,691
Balance, amount at Jun. 30, 2022	(782,427)	$ 172,473	84,869,725	(85,824,625)
Balance, shares at Dec. 31, 2022		181,320,528
Balance, amount at Dec. 31, 2022	(2,501,504)	$ 181,321	86,192,262	(88,875,087)
Stock issued for cash, shares		5,400,000
Stock issued for cash, amount	540,000	$ 5,400	534,600
Stock compensation expense, shares		150,000
Stock compensation expense, amount	272,983	$ 150	272,833
Net loss	(1,689,034)			(1,689,034)
Finance fee on convertible debt	80,063		80,063
Stock issued for conversion of debt, shares		7,057,198
Stock issued for conversion of debt, amount	685,333	$ 7,057	678,276
Balance, shares at Mar. 31, 2023		193,927,726
Balance, amount at Mar. 31, 2023	(2,612,159)	$ 193,928	87,758,034	(90,564,121)
Balance, shares at Dec. 31, 2022		181,320,528
Balance, amount at Dec. 31, 2022	(2,501,504)	$ 181,321	86,192,262	(88,875,087)
Net loss	(4,396,629)
Balance, shares at Jun. 30, 2023		196,148,863
Balance, amount at Jun. 30, 2023	(4,226,578)	$ 196,149	88,848,989	(93,271,716)
Balance, shares at Mar. 31, 2023		193,927,726
Balance, amount at Mar. 31, 2023	(2,612,159)	$ 193,928	87,758,034	(90,564,121)
Stock compensation expense, shares		2,425,000
Stock compensation expense, amount	751,161	$ 2,425	748,736
Net loss	(2,707,595)			(2,707,595)
Finance fee on convertible debt	342,015		342,015
Stock issued for conversion of debt, shares		(203,863)
Stock issued for conversion of debt, amount	0	$ (204)	204
Balance, shares at Jun. 30, 2023		196,148,863
Balance, amount at Jun. 30, 2023	$ (4,226,578)	$ 196,149	$ 88,848,989	$ (93,271,716)